Commitments (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Dec. 01, 2011	Oct. 31, 2011
Commitments (Textual)
Proceeds from sale of option to purchase	$ 100
Number of units under option to purchase	150,000
Exercise price of option to purchase	$ 11.00
Deferred underwriting compensation	480,000		480,000
Annual retainer fees payable to Seaborne Capital Advisors Ltd. to provide review and analysis of transaction targets		36,000
Percentage of transaction fees payable in cash of business transaction value		0.375%
Expenses for office space and general and administrative services due to Fjord NEPA per month	7,500
Accrued legal fees	$ 100,000		$ 100,000